Summarized Financial Information of Citizens Holding Company - Summarized Balance Sheets Financial Information of Citizens Holding Company (Detail) - USD ($)		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
ASSETS
Other assets		$ 6,417,275		$ 6,555,851
Total assets		973,504,542		921,060,681
Liabilities
Other liabilities		1,477,617		1,281,820
Stockholders' equity		86,425,336		81,857,786		$ 66,266,202	$ 88,868,830
Total liabilities and stockholders' equity		973,504,542		921,060,681
Citizens Holding Company
ASSETS
Cash		2,196,895	[1]	1,688,497	[1]	$ 1,750,766	$ 1,657,268
Investment in bank subsidiary	[1]	83,753,973		79,797,988
Other assets	[1]	474,468		371,301
Total assets		86,425,336		81,857,786
Liabilities
Other liabilities		0		0
Stockholders' equity		86,425,336		81,857,786
Total liabilities and stockholders' equity		$ 86,425,336		$ 81,857,786

[1]	Fully or partially eliminates in consolidation.